Cash and cash equivalents (Details 6) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	$ (719,810)
Amounts from loans	(127,863)
Amounts from interest	81,484
Other cash income/expenses	(226,753)
Hedging and non-hedging instruments	26,248
Exchange rate differences	(47,752)
Other	(90,649)
Net debt, ending of year	(1,105,095)
Obligations with the public and bank loans [member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	(1,753,028)
Amounts from loans	(136,692)
Amounts from interest	73,933
Other cash income/expenses	7,819
Hedging and non-hedging instruments	0
Exchange rate differences	(33,280)
Other	(81,616)
Net debt, ending of year	(1,922,864)
Current and noncurrent lease liabilities [member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	(37,897)
Amounts from loans	8,015
Amounts from interest	1,133
Other cash income/expenses	0
Hedging and non-hedging instruments	0
Exchange rate differences	0
Other	(2,325)
Net debt, ending of year	(31,074)
Financial instruments derived from hedging [member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	(23,655)
Amounts from loans	814
Amounts from interest	7,634
Other cash income/expenses	0
Hedging and non-hedging instruments	(20,909)
Exchange rate differences	0
Other	(4,094)
Net debt, ending of year	(40,210)
Financial instruments derived from non-hedging member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	(3,169)
Amounts from loans	0
Amounts from interest	0
Other cash income/expenses	0
Hedging and non-hedging instruments	(2,226)
Exchange rate differences	0
Other	0
Net debt, ending of year	(5,395)
Current and non current financial liabilities [member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	(1,817,749)
Amounts from loans	(127,863)
Amounts from interest	82,700
Other cash income/expenses	7,819
Hedging and non-hedging instruments	(23,135)
Exchange rate differences	(33,280)
Other	(88,035)
Net debt, ending of year	(1,999,543)
Cash and cash equivalents [member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	588,530
Amounts from loans	0
Amounts from interest	0
Other cash income/expenses	(78,988)
Hedging and non-hedging instruments	0
Exchange rate differences	(440)
Other	0
Net debt, ending of year	509,102
Deposits that do not qualify as cash and cash equivalents [member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	485,689
Amounts from loans	0
Amounts from interest	0
Other cash income/expenses	(123,196)
Hedging and non-hedging instruments	0
Exchange rate differences	(14,032)
Other	(3,002)
Net debt, ending of year	345,459
Derivatives from hedge assets [member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	21,188
Amounts from loans	0
Amounts from interest	(1,216)
Other cash income/expenses	(39,290)
Hedging and non-hedging instruments	56,207
Exchange rate differences	0
Other	388
Net debt, ending of year	37,277
Derivatives from other financial nonhedge assets [member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	2,532
Amounts from loans	0
Amounts from interest	0
Other cash income/expenses	6,902
Hedging and non-hedging instruments	(6,824)
Exchange rate differences	0
Other	0
Net debt, ending of year	$ 2,610